RESTRICTED ASSETS	12 Months Ended
Dec. 31, 2019
RESTRICTED ASSETS
RESTRICTED ASSETS

22.    RESTRICTED ASSETS

As of December 31, 2019 and 2018, the following Grupo Supervielle’s assets are restricted:

Item	12/31/2019	12/31/2018
Loans and other financing
In guarantee of secured borrowings	—	—
Credit Line	—	—
	—	—

Financial assets in guarantee
Special guarantee accounts in the Argentine Central Bank	2,120,732	2,088,896
Trust guarantee deposits	3,800	5,127
Guarantee deposits for currency forward transactions	2,104,713	434,126
Guarantee deposits for credit cards transactions	317,407	375,993
Other guarantee deposits	158,562	183,608
Guarantee deposits for repo transactions	23,880	—
	4,729,094	3,087,750